Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information [Line Items]
Operating Revenues	$ 32,340		$ 30,937		$ 30,532		$ 32,171		$ 34,254		$ 33,158		$ 32,224		$ 31,984		$ 125,980	$ 131,620	$ 127,079
Operating Income	8,023		6,540		4,554		7,942		9,744		7,535		7,821		7,960		27,059	33,060	19,599
Net Income attributable to Verizon	$ 4,495	[1]	$ 3,620	[1]	$ 702	[1]	$ 4,310	[1]	$ 5,391	[1]	$ 4,038	[1]	$ 4,231	[1]	$ 4,219	[1]	$ 13,127	$ 17,879	$ 9,625
Earnings Per Share, Basic	$ 1.10	[1]	$ 0.89	[1]	$ 0.17	[1]	$ 1.06	[1]	$ 1.32	[1]	$ 0.99	[1]	$ 1.04	[1]	$ 1.03	[1]	$ 3.22	$ 4.38	$ 2.42
Earnings Per Share, Diluted	$ 1.10	[1]	$ 0.89	[1]	$ 0.17	[1]	$ 1.06	[1]	$ 1.32	[1]	$ 0.99	[1]	$ 1.04	[1]	$ 1.02	[1]	$ 3.21	$ 4.37	$ 2.42
Net Income	$ 4,600		$ 3,747		$ 831		$ 4,430		$ 5,513		$ 4,171		$ 4,353		$ 4,338		$ 13,608	$ 18,375	$ 11,956

[1]	Net income attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.